UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Third Security, LLC

Address:   1881 Grove Avenue, Radford, VA 24141


Form 13F File Number: 028-14815


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Randal J. Kirk
Title:  Chief Executive Officer
Phone:  540-633-7900

Signature,  Place,  and  Date  of  Signing:

/s/ Randal J. Kirk                 Radford, VA                        5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $      501,550
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
APPLE INC                    COM              037833100    5,456      9,100 SH       SOLE                     9,100      0    0
AT&T INC                     COM              00206R102    3,279    105,000 SH       SOLE                   105,000      0    0
BOARDWALK PIPELINE PARTNERS  UT LTD PARTNER   096627104    5,160    195,000 SH       SOLE                   195,000      0    0
CENTURYLINK INC              COM              156700106    3,382     87,500 SH       SOLE                    87,500      0    0
CHINA ADVANCED CONSTR MATLS  COM              169365103    1,047    434,626 SH       SOLE                   434,626      0    0
CONAGRA FOODS INC            COM              205887102    2,975    113,300 SH       SOLE                   113,300      0    0
CONOCOPHILLIPS               COM              20825C104    3,352     44,100 SH       SOLE                    44,100      0    0
COPANO ENERGY L L C          COM UNITS        217202100    9,866    276,350 SH       SOLE                   276,350      0    0
CRESTWOOD MIDSTREAM PRTNERS  COM UNITS REPSTG 226372100    5,388    189,000 SH       SOLE                   189,000      0    0
DOW CHEM CO                  COM              260543103    3,107     89,700 SH       SOLE                    89,700      0    0
DUKE ENERGY CORP NEW         COM              26441C105    2,962    141,000 SH       SOLE                   141,000      0    0
ENERGY TRANSFER EQUITY L P   COM UT LTD PTN   29273V100    7,580    188,100 SH       SOLE                   188,100      0    0
ENTERGY CORP NEW             COM              29364G103    2,869     42,700 SH       SOLE                    42,700      0    0
ENTERPRISE PRODS PARTNERS L  COM              293792107   22,586    447,517 SH       SOLE                   447,517      0    0
GENERAL MLS INC              COM              370334104    2,967     75,200 SH       SOLE                    75,200      0    0
GENESIS ENERGY L P           UNIT LTD PARTN   371927104    4,497    146,304 SH       SOLE                   146,304      0    0
GOODRICH CORP                COM              382388106    2,509     20,000 SH       SOLE                    20,000      0    0
HALOZYME THERAPEUTICS INC    COM              40637H109  237,895 18,643,816 SH       SOLE                18,643,816      0    0
HARLEYSVILLE GROUP INC       COM              412824104    2,452     42,500 SH       SOLE                    42,500      0    0
INTEL CORP                   COM              458140100    3,155    112,200 SH       SOLE                   112,200      0    0
INTL PAPER CO                COM              460146103    3,370     96,000 SH       SOLE                    96,000      0    0
KIMBERLY CLARK CORP          COM              494368103    3,074     41,600 SH       SOLE                    41,600      0    0
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER   494550106   11,626    140,500 SH       SOLE                   140,500      0    0
LIFE TECHNOLOGIES CORP       COM              53217V109    9,979    204,400 SH       SOLE                   204,400      0    0
MARTIN MIDSTREAM PRTNRS L P  UNIT L P INT     573331105    4,790    141,800 SH       SOLE                   141,800      0    0
MOTOROLA MOBILITY HLDGS INC  COM              620097105    2,521     64,250 SH       SOLE                    64,250      0    0
NATURAL RESOURCE PARTNERS L  COM UNIT L P     63900P103    2,927    122,000 SH       SOLE                   122,000      0    0
NORTHROP GRUMMAN CORP        COM              666807102    3,054     50,000 SH       SOLE                    50,000      0    0
NUSTAR ENERGY LP             UNIT COM         67058H102    6,883    116,500 SH       SOLE                   116,500      0    0
PAYCHEX INC                  COM              704326107    2,881     92,950 SH       SOLE                    92,950      0    0
PENN VA RESOURCES PARTNERS L COM              707884102    3,547    162,500 SH       SOLE                   162,500      0    0
PEPSICO INC                  COM              713448108    3,105     46,800 SH       SOLE                    46,800      0    0
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN   726503105   15,690    200,000 SH       SOLE                   200,000      0    0
PROCTER & GAMBLE CO          COM              742718109    3,192     47,500 SH       SOLE                    47,500      0    0
SYNTHETIC BIOLOGICS INC      COM              87164U102    6,872  3,123,558 SH       DEFINED              3,123,558      0    0
SYSCO CORP                   COM              871829107    3,058    102,400 SH       SOLE                   102,400      0    0
TC PIPELINES LP              UT COM LTD PRT   87233Q108    2,109     46,900 SH       SOLE                    46,900      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209    3,080    111,300 SH       SOLE                   111,300      0    0
WASTE MGMT INC DEL           COM              94106L109    3,056     87,400 SH       SOLE                    87,400      0    0
YUM BRANDS INC               COM              988498101   13,311    187,000 SH       SOLE                   187,000      0    0
ZIOPHARM ONCOLOGY INC        COM              98973P101    7,501  1,389,039 SH       SOLE                 1,389,039      0    0
ZIOPHARM ONCOLOGY INC        COM              98973P101   53,440  9,896,236 SH       DEFINED              9,896,236      0    0
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